6 Financial investments (Details) - BRL (R$) R$ in Thousands		Dec. 31, 2020	Dec. 31, 2019
DisclosureOfFinancialInvestmentsLineItems [Line Items]
Current assets		R$ 3,627,227	R$ 1,687,504
Non-current assets		15,564	9,708
Total		3,642,791	1,697,212
Amortized Cost [member] | Time Deposit Investments [member]
DisclosureOfFinancialInvestmentsLineItems [Line Items]
Total		53,941	38,759
Fair Value Through Profit or Loss [member] | LFT's And LF's [member]
DisclosureOfFinancialInvestmentsLineItems [Line Items]
Total	[1]	2,163,042	1,588,426
Fair Value Through Profit or Loss [member] | Restricted Funds Investments [member]
DisclosureOfFinancialInvestmentsLineItems [Line Items]
Total	[2]	1,338,289	9,708
Fair Value Through Profit or Loss [member] | Other [member]
DisclosureOfFinancialInvestmentsLineItems [Line Items]
Total		R$ 87,519	R$ 60,319

[1]	These refer to Brazilian floating-rate government bonds ("LFTs") issued by the Brazilian federal government and floating-rate bonds ("LFs") issued by financial institutions. These bonds have original maturity above three months, immediate liquidity in the secondary market and Management expects their realization in the short term.
[2]	Includes the following amounts: R$1,322,725 in restricted funds used in the program for relocation of residents in Alagoas (Note 26.1(i)); and R$15,564 of bank deposits with yields of approximately 100% of the Interbank Deposit Rate ("CDI"), and their use is related to the fulfillment of the contractual obligations of the debentures.